UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02589

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Tax-Managed Growth Fund 1.0

CAPEX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.0 for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Fund 1.0	$49	0.45%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed Growth Fund 1.0	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,452	$9,504
2/16	$9,370	$9,491
3/16	$9,940	$10,135
4/16	$10,018	$10,174
5/16	$10,150	$10,357
6/16	$10,097	$10,384
7/16	$10,513	$10,766
8/16	$10,543	$10,782
9/16	$10,503	$10,784
10/16	$10,296	$10,587
11/16	$10,718	$10,979
12/16	$10,900	$11,196
1/17	$11,077	$11,408
2/17	$11,523	$11,861
3/17	$11,544	$11,875
4/17	$11,652	$11,997
5/17	$11,790	$12,166
6/17	$11,897	$12,242
7/17	$12,117	$12,494
8/17	$12,121	$12,532
9/17	$12,425	$12,790
10/17	$12,720	$13,089
11/17	$13,156	$13,490
12/17	$13,377	$13,640
1/18	$14,264	$14,421
2/18	$13,776	$13,890
3/18	$13,320	$13,537
4/18	$13,384	$13,589
5/18	$13,735	$13,916
6/18	$13,733	$14,002
7/18	$14,236	$14,523
8/18	$14,739	$14,996
9/18	$14,779	$15,081
10/18	$13,723	$14,050
11/18	$13,951	$14,337
12/18	$12,703	$13,042
1/19	$13,720	$14,087
2/19	$14,257	$14,540
3/19	$14,473	$14,822
4/19	$15,156	$15,422
5/19	$14,000	$14,442
6/19	$14,945	$15,460
7/19	$15,254	$15,682
8/19	$14,900	$15,434
9/19	$15,115	$15,723
10/19	$15,398	$16,063
11/19	$16,070	$16,646
12/19	$16,492	$17,149
1/20	$16,460	$17,142
2/20	$15,106	$15,731
3/20	$13,257	$13,788
4/20	$15,011	$15,555
5/20	$15,875	$16,296
6/20	$16,224	$16,620
7/20	$17,134	$17,558
8/20	$18,448	$18,820
9/20	$17,787	$18,105
10/20	$17,397	$17,623
11/20	$19,511	$19,552
12/20	$20,366	$20,304
1/21	$20,137	$20,099
2/21	$20,848	$20,653
3/21	$21,443	$21,558
4/21	$22,555	$22,708
5/21	$22,657	$22,867
6/21	$23,399	$23,401
7/21	$23,861	$23,956
8/21	$24,615	$24,685
9/21	$23,314	$23,537
10/21	$24,789	$25,186
11/21	$24,506	$25,011
12/21	$25,466	$26,132
1/22	$23,893	$24,780
2/22	$23,191	$24,038
3/22	$23,913	$24,931
4/22	$21,600	$22,757
5/22	$21,455	$22,798
6/22	$19,803	$20,916
7/22	$21,659	$22,845
8/22	$20,880	$21,913
9/22	$19,027	$19,895
10/22	$20,520	$21,506
11/22	$21,693	$22,708
12/22	$20,393	$21,399
1/23	$21,650	$22,744
2/23	$21,185	$22,189
3/23	$22,089	$23,004
4/23	$22,530	$23,363
5/23	$22,641	$23,464
6/23	$24,058	$25,015
7/23	$24,906	$25,818
8/23	$24,613	$25,407
9/23	$23,493	$24,196
10/23	$23,097	$23,687
11/23	$25,192	$25,850
12/23	$26,228	$27,025
1/24	$26,875	$27,479
2/24	$28,342	$28,946
3/24	$29,160	$29,878
4/24	$27,967	$28,657
5/24	$29,437	$30,078
6/24	$30,726	$31,157
7/24	$30,804	$31,537
8/24	$31,679	$32,302
9/24	$32,079	$32,992
10/24	$31,852	$32,692
11/24	$33,677	$34,611
12/24	$32,903	$33,786
1/25	$34,095	$34,727
2/25	$33,826	$34,274
3/25	$31,621	$32,343
4/25	$31,557	$32,124
5/25	$33,474	$34,146
6/25	$35,278	$35,882
7/25	$35,943	$36,687
8/25	$36,665	$37,431
9/25	$37,578	$38,797
10/25	$38,425	$39,706
11/25	$38,558	$39,803
12/25	$38,488	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed Growth Fund 1.0	16.97%	13.57%	14.42%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,619,618,590
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$6,096,071

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Information Technology
32.2%
Communication Services
15.3%
Financials
14.5%
Consumer Discretionary
11.8%
Health Care
9.3%
Industrials
8.6%
Consumer Staples
4.2%
Energy
2.3%
Materials
1.1%
Utilities
0.7%
Short-Term Investments
0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including shareholder reports and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

CAPEX-TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) is a series of Eaton Vance Series Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following tables present the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Tax-Managed Growth Fund 1.0

Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$23,300	$23,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$23,300	$23,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Fund (the only series of the Trust) by D&T for the last two fiscal years of the Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	12/31/24	12/31/25
Registrant	$0	$0
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the Fund, as well as any of its affiliates that provide ongoing services to the Fund, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Tax-Managed Growth Fund 1.0
Annual Financial Statements and
Additional Information
December 31, 2025

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Tax-Managed Growth Fund 1.0
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investment in Tax-Managed Growth Portfolio, at value	$1,622,246,612
Total assets	$1,622,246,612
Liabilities
Payable for Fund shares redeemed	$2,360,388
Payable to affiliates:
Sub-transfer agency fee	156,498
Trustees' fees	125
Accrued expenses	111,011
Total liabilities	$2,628,022
Net Assets	$1,619,618,590
Sources of Net Assets
Additional paid-in capital	$15,242,133
Distributable earnings	1,604,376,457
Net Assets	$1,619,618,590
Net Asset Value Per Common Share
($1,619,618,590 ÷ 553,223 shares of beneficial interest outstanding)	$2,927.61

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $67,749)	$14,042,067
Expenses allocated from Portfolio	(6,451,201)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	7,352
Total investment income from Portfolio	$7,598,218
Expenses
Trustees’ fees and expenses	$500
Custodian fee	56,890
Transfer and dividend disbursing agent fees	172,696
Professional fees	94,994
Printing and postage	245
Miscellaneous	22,563
Total expenses	$347,888
Net investment income	$7,250,330
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$69,437,771
Written options	(448,642)
Foreign currency transactions	1,282
Net realized gain	$68,990,411
Change in unrealized appreciation (depreciation):
Investments	$166,088,488
Foreign currency	8,213
Net change in unrealized appreciation (depreciation)	$166,096,701
Net realized and unrealized gain	$235,087,112
Net increase in net assets from operations	$242,337,442

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,250,330	$9,122,716
Net realized gain	68,990,411	69,899,873
Net change in unrealized appreciation (depreciation)	166,096,701	233,088,965
Net increase in net assets from operations	$242,337,442	$312,111,554
Distributions to shareholders	$(53,268,641)	$(34,752,436)
Net decrease in net assets from Fund share transactions	$(21,817,202)	$(106,438,112)
Net increase in net assets	$167,251,599	$170,921,006
Net Assets
At beginning of year	$1,452,366,991	$1,281,445,985
At end of year	$1,619,618,590	$1,452,366,991

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$2,587.93	$2,113.47	$1,658.03	$2,090.22	$1,683.17
Income (Loss) From Operations
Net investment income(1)	$13.06	$15.88	$17.62	$16.07	$12.92
Net realized and unrealized gain (loss)	423.67	520.60	455.27	(432.16)	407.23
Total income (loss) from operations	$436.73	$536.48	$472.89	$(416.09)	$420.15
Less Distributions
From net investment income	$(13.19)	$(15.95)	$(17.45)	$(16.10)	$(13.10)
From net realized gain	(83.86)	(46.07)	—	—	—
Total distributions	$(97.05)	$(62.02)	$(17.45)	$(16.10)	$(13.10)
Net asset value — End of year	$2,927.61	$2,587.93	$2,113.47	$1,658.03	$2,090.22
Total Return(2)	16.97%	25.45%	28.62%	(19.92)%	25.04%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,619,619	$1,452,367	$1,281,446	$1,095,086	$1,438,014
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net expenses	0.45%(5)	0.45%(5)	0.46%(5)	0.45%(5)	0.45%
Net investment income	0.48%	0.65%	0.94%	0.91%	0.68%
Portfolio Turnover of the Portfolio(6)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(6)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests its assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (24.4% at December 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation— Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$7,308,723	$9,119,926
Long-term capital gains	$45,959,918	$25,632,510
During the year ended December 31, 2025, distributable earnings was decreased by $37,059,335 and paid-in capital was increased by $37,059,335 due to the Fund’s use of equalization accounting and differences between book and tax accounting for the Fund’s investment in the Portfolio. Tax equalization accounting allows the Funds to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Post October capital losses	$ (1,857,315)
Net unrealized appreciation	1,606,233,772
Distributable earnings	$1,604,376,457
At December 31, 2025, the Fund had a net capital loss of $1,857,315 attributable to security transactions incurred after October 31, 2025 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2026.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Notes to Financial Statements — continued

For the year ended December 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $103,535 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Investment Transactions
For the year ended December 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $0 and $73,421,569, respectively.
Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $45,153,704.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Issued to shareholders electing to receive payments of distributions in Fund shares	8,327	$23,893,262	6,015	$ 15,427,720
Redemptions	(16,311)	(45,710,464)	(51,132)	(121,865,832)
Net decrease	(7,984)	$(21,817,202)	(45,117)	$(106,438,112)

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust and Shareholders of Eaton Vance Tax-Managed Growth Fund 1.0:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”), one of the funds constituting Eaton Vance Series Trust, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Tax-Managed Growth Fund 1.0
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $13,782,462, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $40,613,241 or, if subsequently determined to be different, the net capital gain of such year.

Tax-Managed Growth Portfolio
December 31, 2025
Portfolio of Investments

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.(1)	327,446	$ 71,095,075
General Dynamics Corp.	37,550	12,641,583
General Electric Co.	163,119	50,245,545
Northrop Grumman Corp.	16,117	9,190,075
RTX Corp.	156,984	28,790,866
		$ 171,963,144
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	68,737	$ 11,050,160
		$ 11,050,160
Banks — 4.0%
Bank of America Corp.	459,518	$ 25,273,490
Fifth Third Bancorp	479,735	22,456,396
JPMorgan Chase & Co.	514,622	165,821,501
Regions Financial Corp.	136,593	3,701,670
Truist Financial Corp.	204,576	10,067,185
Wells Fargo & Co.	446,596	41,622,747
		$ 268,942,989
Beverages — 0.2%
Monster Beverage Corp.(1)	142,992	$ 10,963,197
		$ 10,963,197
Biotechnology — 2.2%
AbbVie, Inc.	213,103	$ 48,691,905
Amgen, Inc.	97,100	31,781,801
Argenx SE ADR(1)	41,279	34,713,575
Vertex Pharmaceuticals, Inc.(1)	64,684	29,325,138
		$ 144,512,419
Broadline Retail — 6.0%
Amazon.com, Inc.(1)	1,725,700	$ 398,326,074
		$ 398,326,074
Building Products — 0.1%
Carrier Global Corp.	189,214	$ 9,998,068
		$ 9,998,068
Capital Markets — 3.9%
Bank of New York Mellon Corp.	112,664	$ 13,079,164
Blackrock, Inc.	7,289	7,801,708
Security	Shares	Value
Capital Markets (continued)
Cboe Global Markets, Inc.	75,857	$ 19,040,107
Charles Schwab Corp.	371,381	37,104,676
CME Group, Inc.	36,417	9,944,754
Goldman Sachs Group, Inc.	123,352	108,426,408
Intercontinental Exchange, Inc.	60,970	9,874,701
Moody's Corp.	66,944	34,198,342
S&P Global, Inc.	32,008	16,727,061
		$ 256,196,921
Chemicals — 1.1%
DuPont de Nemours, Inc.	136,353	$ 5,481,391
Ecolab, Inc.	110,020	28,882,450
Linde PLC	72,347	30,848,037
Sherwin-Williams Co.	32,982	10,687,158
		$ 75,899,036
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	127,850	$ 22,419,776
Waste Management, Inc.	156,692	34,426,799
		$ 56,846,575
Communications Equipment — 2.0%
Arista Networks, Inc.(1)	726,476	$ 95,190,150
Cisco Systems, Inc.	502,988	38,745,166
		$ 133,935,316
Consumer Finance — 1.2%
American Express Co.	120,073	$ 44,421,007
Capital One Financial Corp.	147,637	35,781,303
		$ 80,202,310
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	81,331	$ 70,134,974
Walmart, Inc.	1,029,000	114,640,890
		$ 184,775,864
Electric Utilities — 0.7%
Duke Energy Corp.	378,733	$ 44,391,295
		$ 44,391,295
Electrical Equipment — 1.0%
AMETEK, Inc.	54,862	$ 11,263,717
Emerson Electric Co.	269,079	35,712,165
Rockwell Automation, Inc.	50,722	19,734,409
		$ 66,710,291

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Energy Equipment & Services — 0.1%
SLB Ltd.	137,347	$ 5,271,378
		$ 5,271,378
Entertainment — 2.7%
Netflix, Inc.(1)	1,238,840	$ 116,153,638
Walt Disney Co.	534,448	60,804,149
		$ 176,957,787
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	349,852	$ 175,853,108
Mastercard, Inc., Class A	36,635	20,914,189
Visa, Inc., Class A	212,810	74,634,595
		$ 271,401,892
Ground Transportation — 1.5%
Norfolk Southern Corp.	60,919	$ 17,588,534
Uber Technologies, Inc.(1)	597,498	48,821,561
Union Pacific Corp.	148,572	34,367,675
		$ 100,777,770
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	452,303	$ 56,669,043
Boston Scientific Corp.(1)	289,826	27,634,909
GE HealthCare Technologies, Inc.	135,517	11,115,104
Intuitive Surgical, Inc.(1)	101,205	57,318,464
Stryker Corp.	72,313	25,415,850
		$ 178,153,370
Health Care Providers & Services — 0.4%
HCA Healthcare, Inc.	64,083	$ 29,917,789
		$ 29,917,789
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	16,827	$ 90,114,138
DoorDash, Inc., Class A(1)	233,500	52,883,080
Marriott International, Inc., Class A	140,779	43,675,277
Starbucks Corp.	354,136	29,821,792
		$ 216,494,287
Household Products — 0.9%
Colgate-Palmolive Co.	397,371	$ 31,400,256
Procter & Gamble Co.	220,699	31,628,374
		$ 63,028,630
Security	Shares	Value
Insurance — 1.3%
Aflac, Inc.	141,164	$ 15,566,154
Aon PLC, Class A	27,135	9,575,399
Arthur J. Gallagher & Co.	47,054	12,177,104
Marsh & McLennan Cos., Inc.	39,963	7,413,936
Progressive Corp.	151,029	34,392,324
Travelers Cos., Inc.	19,786	5,739,127
		$ 84,864,044
Interactive Media & Services — 12.6%
Alphabet, Inc., Class A	931,872	$ 291,675,936
Alphabet, Inc., Class C	838,031	262,974,128
Meta Platforms, Inc., Class A	427,889	282,445,250
		$ 837,095,314
IT Services — 0.5%
Accenture PLC, Class A	137,397	$ 36,863,615
		$ 36,863,615
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	227,400	$ 30,942,318
Danaher Corp.	47,861	10,956,340
		$ 41,898,658
Machinery — 1.9%
Caterpillar, Inc.	55,050	$ 31,536,493
Deere & Co.	32,269	15,023,478
Dover Corp.	90,009	17,573,357
Illinois Tool Works, Inc.	143,086	35,242,082
Parker-Hannifin Corp.	31,857	28,001,029
		$ 127,376,439
Oil, Gas & Consumable Fuels — 2.2%
Antero Resources Corp.(1)	328,489	$ 11,319,731
Cheniere Energy, Inc.	147,420	28,656,974
ConocoPhillips	192,395	18,010,096
Exxon Mobil Corp.	583,802	70,254,732
Marathon Petroleum Corp.	69,217	11,256,761
Phillips 66	51,669	6,667,368
		$ 146,165,662
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	432,876	$ 23,349,332
Eli Lilly & Co.	119,190	128,091,109

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	245,520	$ 50,810,364
Merck & Co., Inc.	202,773	21,343,886
		$ 223,594,691
Professional Services — 0.4%
Automatic Data Processing, Inc.	67,517	$ 17,367,398
Verisk Analytics, Inc.	46,056	10,302,267
		$ 27,669,665
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.(1)	255,000	$ 54,610,800
Analog Devices, Inc.	133,698	36,258,898
Applied Materials, Inc.	187,182	48,103,902
ASML Holding NV	25,500	27,281,430
Broadcom, Inc.	430,660	149,051,426
Lam Research Corp.	250,000	42,795,000
NVIDIA Corp.	2,854,055	532,281,258
QUALCOMM, Inc.	238,662	40,823,135
Texas Instruments, Inc.	158,452	27,489,837
		$ 958,695,686
Software — 8.7%
Cadence Design Systems, Inc.(1)	83,984	$ 26,251,719
Microsoft Corp.	909,092	439,655,073
Palo Alto Networks, Inc.(1)	390,264	71,886,629
ServiceNow, Inc.(1)	276,290	42,324,865
		$ 580,118,286
Specialty Retail — 2.6%
Lowe's Cos., Inc.	212,443	$ 51,232,754
O'Reilly Automotive, Inc.(1)	531,000	48,432,510
Ross Stores, Inc.	139,505	25,130,431
TJX Cos., Inc.	219,657	33,741,512
Tractor Supply Co.	245,748	12,289,857
		$ 170,827,064
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	1,570,474	$ 426,949,062
		$ 426,949,062
Tobacco — 0.3%
Philip Morris International, Inc.	123,525	$ 19,813,410
		$ 19,813,410
Total Common Stocks (identified cost $1,645,660,665)		$6,638,648,158
Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	2,846,172	$ 2,846,172
Total Short-Term Investments (identified cost $2,846,172)		$ 2,846,172
Total Investments — 100.0% (identified cost $1,648,506,837)		$6,641,494,330
Other Assets, Less Liabilities — 0.0%†		$ 1,869,706
Net Assets — 100.0%		$6,643,364,036
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2025.
Abbreviations:
ADR	– American Depositary Receipt

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,645,660,665)	$6,638,648,158
Affiliated investments, at value (identified cost $2,846,172)	2,846,172
Dividends receivable	1,999,999
Dividends receivable from affiliated investments	70,655
Receivable for investments sold	2,360,055
Tax reclaims receivable	274,162
Trustees' deferred compensation plan	315,056
Total assets	$6,646,514,257
Liabilities
Payable to affiliates:
Investment adviser fee	$2,265,478
Trustees' fees	27,125
Trustees' deferred compensation plan	315,056
Payable for custodian fee	332,306
Accrued expenses	210,256
Total liabilities	$3,150,221
Net Assets applicable to investors' interest in Portfolio	$6,643,364,036

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $276,753)	$56,455,200
Dividend income from affiliated investments	880,985
Total investment income	$57,336,185
Expenses
Investment adviser fee	$24,920,178
Trustees’ fees and expenses	109,547
Custodian fee	968,409
Professional fees	317,529
Miscellaneous	24,082
Total expenses	$26,339,745
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$30,043
Total expense reductions	$30,043
Net expenses	$26,309,702
Net investment income	$31,026,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions(1)	$283,584,890
Written options	(1,834,627)
Foreign currency transactions	5,237
Net realized gain	$281,755,500
Change in unrealized appreciation (depreciation):
Investments	$676,390,431
Foreign currency	33,615
Net change in unrealized appreciation (depreciation)	$676,424,046
Net realized and unrealized gain	$958,179,546
Net increase in net assets from operations	$989,206,029
(1)	Aggregate amount includes $115,638,394 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$31,026,483	$38,008,094
Net realized gain	281,755,500	280,824,298
Net change in unrealized appreciation (depreciation)	676,424,046	934,522,353
Net increase in net assets from operations	$989,206,029	$1,253,354,745
Capital transactions:
Contributions	$20,278,566	$17,933,624
Withdrawals	(335,122,225)	(337,158,088)
Net decrease in net assets from capital transactions	$(314,843,659)	$(319,224,464)
Net increase in net assets	$674,362,370	$934,130,281
Net Assets
At beginning of year	$5,969,001,666	$5,034,871,385
At end of year	$6,643,364,036	$5,969,001,666

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.42%	0.43%	0.43%	0.43%	0.43%
Net expenses	0.42%(2)	0.43%(2)	0.43%(2)	0.43%(2)	0.43%
Net investment income	0.50%	0.67%	0.95%	0.93%	0.69%
Portfolio Turnover(3)	14%	7%	7%	3%	1%
Total Return	16.99%	25.51%	28.67%	(19.86)%	25.05%
Net assets, end of year (000’s omitted)	$6,643,364	$5,969,002	$5,034,871	$30,593,062	$37,312,610
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(3)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 24.4%, 44.9%, 26.1%, and 4.6% respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Portfolio's financial statement presentation or disclosure.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR) an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the year ended December 31, 2025, the Portfolio's investment adviser fee amounted to $24,920,178 or 0.40% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $30,043 relating to the Portfolio’s investment in the Liquidity Fund.
BMR has agreed to waive its advisory fee and/or reimburse the Portfolio's operating expenses to the extent that total annual operating expenses (excluding expenses such as brokerage commissions, borrowing costs, taxes or litigation expenses, indemnification expenses, and other expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.43% of Portfolio's average daily net assets. The expense reimbursement agreement with BMR may be changed or terminated after January 13, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed for the year ended December 31, 2025.
Officers and Trustees of the Portfolio who are members of Eaton Vance Management’s (EVM) or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $856,140,361 and $990,941,112, respectively, for the year ended December 31, 2025. In addition, investments having an aggregate market value of $141,956,735 were distributed in payment for capital withdrawals during the year ended December 31, 2025.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,816,408,611
Gross unrealized appreciation	$4,825,085,719
Gross unrealized depreciation	—
Net unrealized appreciation	$4,825,085,719
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2025, there were no obligations outstanding under these financial instruments.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended December 31, 2025, the Portfolio entered into purchased and written option contracts as a substitute for purchasing or selling securities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased options	$7,363,448	$ —
Written options	(1,834,627)	—
Total	$5,528,821	$ —
(1)	Statement of Operations location: Net realized gain (loss): Investment transactions and Written options, respectively.
The average number of purchased and written options contract outstanding during the year ended December 31, 2025, which are indicative of the volume of these derivative types, were 92 and 242, respectively.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
At December 31, 2025, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $2,846,172, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,531,254	$326,891,633	$(326,576,715)	$ —	$ —	$2,846,172	$880,985	2,846,172
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,638,648,158*	$ —	$ —	$6,638,648,158
Short-Term Investments	2,846,172	—	—	2,846,172
Total Investments	$ 6,641,494,330	$ —	$ —	$6,641,494,330
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Tax-Managed Growth Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

CAPEX-NCSR    12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026